FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Fair value measurement
Gain recognized for measuring equity investments at fair value using the measurement alternative	¥ 18,687	$ 2,864	¥ 14,155	¥ 64,628
Unrealized gains (upward adjustments)	18,687	$ 2,864	14,155	¥ 64,628
Significant unobservable inputs (Level 3)
Fair value measurement
Long-term investments	110,677		119,927		$ 16,962
Non-recurring fair value measurement
Fair value measurement
Long-term investments	110,677		119,927
Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Fair value measurement
Long-term investments	110,677		¥ 119,927
Recurring fair value measurement
Fair value measurement
Financial assets and liabilities measured and recorded at fair value	¥ 0